Post Balance Sheet Events - Additional Information (Detail) - Post balance sheet events Member [Member] - Gilead Member [Member] $ in Millions	Feb. 15, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
upfront payment	$ 1,250
Percentage of royalty payable on future sales	3.00%